DERIVATIVE LIABILITIES (Detail) - Schedule of Changes in Derivatives (USD $)	3 Months Ended	24 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Liability	$ 496,827	$ 0
Derivative Liability for Convertible Debt (Recorded as discount on debt due to it being a new issuance)	217,526	159,789
Settlement to APIC from Warrants Exercise	(86,275)	(49,795)
Loss on Derivative Liability	43,713	386,833
Derivative Liability	$ 671,791	$ 496,827